Share-Based Compensation - Non-Vested PSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Settled
PSUs
Beginning balance (in shares)	5,775,795	0
Granted (in shares)	749,064	678,468
Vested (in shares)	(2,127,430)	0
Forfeited (in shares)	(322,099)	(43,753)
Re-issuance due to modifications (in shares)		5,141,080
Ending balance (in shares)	4,075,330	5,775,795
Weighted-Average Grant Date Fair Value per Share
Beginning balance (in usd per share)	$ 28.59	$ 26.59	$ 0
Granted (usd per share)	37.75	27.95
Vested (usd per share)	26.64	0
Forfeited (usd per share)	27.00	26.41
Re-issuance due to modifications (in usd per share)		26.41
Ending balance (in usd per share)	$ 28.59	$ 26.59
Cash-Settled
PSUs
Beginning balance (in shares)	1,993,641	0
Granted (in shares)	292,132	294,976
Vested (in shares)	(709,089)	0
Forfeited (in shares)	(89,231)	(14,868)
Re-issuance due to modifications (in shares)		1,713,533
Ending balance (in shares)	1,487,453	1,993,641
Weighted-Average Grant Date Fair Value per Share
Beginning balance (in usd per share)	$ 28.73	$ 26.56	$ 0
Granted (usd per share)	37.87	27.42
Vested (usd per share)	26.63	0
Forfeited (usd per share)	26.79	26.41
Re-issuance due to modifications (in usd per share)		26.41
Ending balance (in usd per share)	$ 28.73	$ 26.56